SEGMENT AND GEOGRAPHIC AREA INFORMATION	6 Months Ended
Jun. 30, 2024
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 13 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major income source was real estate agent commissions before December 31, 2022. The revenue from real estate agent income accounted for 0% and 4% of the Group’s total consolidated revenue for the six months ended June 30, 2024 and 2023, respectively. Geographically, revenue was primarily generated in the PRC market before December 31, 2022. The revenue generated in the PRC accounted for 0% and 4% of the Group’s total consolidated revenue for the six months ended June 30, 2024 and 2023, respectively. The value of the Group’s assets located in the PRC has decreased since 2021. The value of the assets located in the PRC accounted for 0% and 9% of the Group’s total consolidated assets as of June 30, 2024 and 2023, respectively.

The Group’s major income source has been the hotel and rental management business after December 31, 2022. The revenue from the hotel and rental management business accounted for 100% and 96% of the Group’s total consolidated revenue for the six months ended June 30, 2024 and 2023, respectively. Geographically, revenue has been primarily generated in the UK market after December 31, 2022. The revenue generated in the UK accounted for 100% and 96% of the Group’s total consolidated revenue for the six months ended June 30, 2024 and 2023, respectively. The value of the Group’s assets located in the UK has increased since 2021. The value of the assets located in the UK accounted for 79% and 91% of the Group’s total consolidated assets as of June 30, 2024 and 2023, respectively.

The following table provides segment and geographic information as of June 30, 2024 and 2023.

	Six Months Ended		Six Months Ended
	June 30, 2024		June 30, 2023
Source of revenue	US$	%	US$	%
Real estate agent income	—	0%	1,709	4%
Rental management income	—	0%	3,541	9%
Hotel income	9,952	100%	34,716	87%
Other income	—	—	—	—
Total Revenue	9,952	100%	39,966	100%

Revenue by Geographic Region	US$	%	US$	%
PRC	—	0%	1,709	4%
UK	9,952	100%	38,257	96%
Total Revenue	9,952	100%	39,966	100%

Assets by Geographic Region	US$	%	US$	%
PRC and Others	945,259	21%	392,756	9%
UK	3,377,288	79%	3,894,059	91%
Total Assets	4,322,547	100%	4,286,815	100%